Schedule of Investments (unaudited) March 31, 2019	BlackRock LifePath Dynamic 2050 Fund of BlackRock Funds III (Percentages shown are based on Net Assets)

Mutual Fund	Value
LifePath Dynamic 2050 Master Portfolio of Master Investment Portfolio	$100,508,883

Total Investments (Cost — $77,147,542) — 100.1%	100,508,883

Liabilities in Excess of Other Assets — (0.1)%	(73,807)

Net Assets — 100.0%	$100,435,076

BlackRock LifePath Dynamic 2050 Fund (the “LifePath Dynamic Fund”) seeks to achieve its investment objective by investing all of its assets in LifePath Dynamic 2050 Master Portfolio (the “LifePath Dynamic Master Portfolio”), which has the same investment objective and strategies as the LifePath Dynamic Fund. As of March 31, 2019, the value of the investment and the percentage owned by the LifePath Dynamic Fund of the LifePath Dynamic Master Portfolio was $100,508,883 and 100.0%, respectively.

The LifePath Dynamic Fund records its investment in the LifePath Dynamic Master Portfolio at fair value. The LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the LifePath Dynamic Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the LifePath Dynamic Fund has the ability to access.

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the LifePath Dynamic Fund’s investment in the LifePath Dynamic Master Portfolio was classified as Level 2.

During the period ended March 31, 2019 , there were no transfers between levels.

1

Schedule of Investments (unaudited) March 31, 2019	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(f) — 90.3%

Equity Funds — 82.4%
Active Stock Master Portfolio	$47,016,871	$47,016,871
BlackRock Advantage Emerging Markets Fund — Class K(a)	847,916	8,835,283
International Tilts Master Portfolio	$16,537,590	16,537,590
iShares Edge MSCI Multifactor International ETF	118,550	3,121,421
iShares Edge MSCI Multifactor USA ETF	127,619	3,960,018
iShares MSCI EAFE Small-Cap ETF(b)	58,741	3,374,083

		82,845,266

Fixed Income Funds — 1.5%
CoreAlpha Bond Master Portfolio	$1,410,592	1,410,592
iShares TIPS Bond ETF	533	60,266

		1,470,858

Short-Term Securities — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.63%(c)(d)	3,848,729	3,850,268
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.37%(c)	2,631,274	2,631,274

		6,481,542

Total Affiliated Investment Companies — 90.3% (Cost — $69,079,388)		90,797,666

Common Stocks — 12.7%

Capital Markets — 0.0%
Centuria Capital Group	26,188	26,033

Equity Real Estate Investment Trusts (REITs) — 9.3%
Activia Properties, Inc.	33	137,092
Alexandria Real Estate Equities, Inc.(b)	2,118	301,942
alstria office REIT-AG	5,183	84,359
American Homes 4 Rent, Class A	4,743	107,761
Ascendas Real Estate Investment Trust	82,500	177,324
Assura PLC	102,135	76,357
AvalonBay Communities, Inc.	2,010	403,467
Big Yellow Group PLC	7,287	94,156
Boston Properties, Inc.	2,617	350,364
Canadian Apartment Properties REIT	3,778	145,228
Capital & Regional PLC	160,423	53,176
CareTrust REIT, Inc.(b)	15,057	353,237
Comforia Residential REIT, Inc.	29	79,449
Crown Castle International Corp.	498	63,744
CyrusOne, Inc.	2,718	142,532
Daiwa House REIT Investment Corp.	77	170,816
Derwent London PLC	1,696	71,241
Douglas Emmett, Inc.	1,582	63,944
EPR Properties	3,298	253,616

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	205	$92,898
Equity Residential(b)	3,318	249,912
Extra Space Storage, Inc.(b)	2,298	234,189
Federal Realty Investment Trust	1,266	174,518
Gecina SA	817	120,857
GLP J-REIT	90	96,391
Highwoods Properties, Inc.	2,895	135,428
Host Hotels & Resorts, Inc.	17,704	334,606
Hudson Pacific Properties, Inc.	2,786	95,894
Hulic REIT, Inc.	51	86,906
Ichigo Office REIT Investment	71	68,034
Invincible Investment Corp.	179	87,594
Invitation Homes, Inc.(b)	3,672	89,340
Japan Rental Housing Investments, Inc.	91	72,456
Kenedix Office Investment Corp.	21	145,798
Land Securities Group PLC	2,997	35,682
Link REIT	23,000	269,276
Prologis, Inc.	6,288	452,422
PRS REIT PLC	49,190	63,170
Regency Centers Corp.	3,449	232,773
Rexford Industrial Realty, Inc.	6,501	232,801
RioCan Real Estate Investment Trust	10,567	209,308
Scentre Group	74,829	218,433
Segro PLC	18,916	166,046
Simon Property Group, Inc.	3,069	559,202
SL Green Realty Corp.	684	61,505
Spirit Realty Capital, Inc.	4,468	177,514
STAG Industrial, Inc.	2,085	61,820
Stockland	11,715	32,044
Sun Communities, Inc.	2,177	258,018
UDR, Inc.	5,800	263,668
Unibail-Rodamco-Westfield	1,693	277,538
Ventas, Inc.(b)	4,574	291,867
VEREIT, Inc.	14,859	124,370
VICI Properties, Inc.	7,236	158,324
Welltower, Inc.	788	61,149

		9,421,556

Equity Real Estate Investment Trusts (REITs) — 0.1%
Mitsui Fudosan Logistics Park, Inc.	27	86,422

Hotels, Restaurants & Leisure — 0.1%
Hilton Worldwide Holdings, Inc.	740	61,501

1

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2050 Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	496	$62,045

		123,546

Household Durables — 0.1%
Glenveagh Properties PLC(a)(e)	60,501	59,926

Interactive Media & Services — 0.1%
NEXTDC Ltd.(a)	21,216	95,285

IT Services — 0.1%
GDS Holdings Ltd. — ADR(a)	2,885	102,966

Real Estate Management & Development — 2.8%
Aedas Homes SAU(a)(e)	2,399	61,184
Aveo Group	10,827	15,157
Castellum AB	4,977	96,581
China Vanke Co. Ltd., Class H	40,192	169,164
City Developments Ltd.	10,100	67,594
CK Asset Holdings Ltd.	30,500	271,627
Deutsche Wohnen SE	2,015	97,778
Entra ASA(e)	7,061	106,644
Fabege AB	2,304	33,485
Godewind Immobilien AG(a)(e)	17,222	71,702
Grainger PLC	25,102	77,354

Security	Shares	Value

Real Estate Management & Development (continued)
Inmobiliaria Colonial Socimi SA	11,903	$122,440
LEG Immobilien AG	1,508	185,312
Lend Lease Group	2,956	26,010
Mega Manunggal Property Tbk PT(a)	2,899,500	92,459
Mitsubishi Estate Co. Ltd.	9,400	170,562
Mitsui Fudosan Co. Ltd.	10,600	267,030
Sumitomo Realty & Development Co. Ltd.	1,500	62,236
Sun Hung Kai Properties Ltd.	11,500	197,693
Swire Properties Ltd.	16,600	71,445
Tokyu Fudosan Holdings Corp.	11,456	68,651
Vonovia SE	6,070	315,006
Wharf Real Estate Investment Co. Ltd.	19,000	141,601

		2,788,715

Road & Rail — 0.1%
MTR Corp. Ltd.	11,000	68,155

Total Common Stocks — 12.7% (Cost — $11,302,550)		12,772,604

Total Investments — 103.0% (Cost — $80,381,938)		103,570,270

Liabilities in Excess of Other Assets — (3.0)%		(3,047,745)

Net Assets — 100.0%		$100,522,525

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the LifePath Dynamic Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the LifePath Dynamic Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$42,401,895	$4,614,976	(b)	$—	$47,016,871	$47,016,871	$174,471		$91,141	$5,175,574
BlackRock Advantage Emerging Markets Fund — Class K	780,716	78,524		(11,324)	847,916	8,835,283	—		(9,276)	730,153
BlackRock Cash Funds: Institutional, SL Agency Shares	2,695,486	1,153,243	(b)	—	3,848,729	3,850,268	2,771	(c)	403	871
BlackRock Cash Funds: Treasury, SL Agency Shares	576,483	2,054,791	(b)	—	2,631,274	2,631,274	12,097		—	—
CoreAlpha Bond Master Portfolio	$1,274,579	$136,013	(b)	$—	$1,410,592	1,410,592	11,198		9,114	47,047
International Tilts Master Portfolio	$14,660,636	$1,876,954	(b)	$—	$16,537,590	16,537,590	134,283		(30,361)	1,814,292

2

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2050 Master Portfolio

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at 12/31/18	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI Multifactor International ETF	122,251	—	(3,701)	118,550	$3,121,421	$—	$(10,040)	$326,153
iShares Edge MSCI Multifactor USA ETF	127,245	374	—	127,619	3,960,018	14,641	—	403,980
iShares MSCI EAFE Small-Cap ETF	49,839	8,902	—	58,741	3,374,083	—	—	282,775
iShares TIPS Bond ETF	—	533	—	533	60,266	—	—	(2)

					$90,797,666	$349,461	$50,981	$8,780,843

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For compliance purposes, the LifePath Dynamic Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NZD	New Zealand Dollar

REIT	Real Estate Investment Trust

S&P	S&P Global Ratings

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

3

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2050 Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
S&P/TSX 60 Index	13	06/20/19	$ 1,862	$13,847
E-Mini MSCI EAFE Index	6	06/21/19	560	591
Russell 2000 E-Mini Index	25	06/21/19	1,930	13,646

				28,084

Short Contracts:
S&P 500 E-Mini Index	3	06/21/19	426	(12,869)

				$15,215

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	16,000	USD	11,357	Citibank N.A.	04/15/19	$7
AUD	33,000	USD	23,361	State Street Bank and Trust Co.	04/15/19	77
AUD	107,000	USD	75,380	State Street Bank and Trust Co.	04/15/19	616
GBP	5,000	USD	6,462	Barclays Bank PLC	04/15/19	55
HKD	17,000	USD	2,167	Citibank N.A.	04/15/19	—
ILS	71,000	USD	19,526	Goldman Sachs International	04/15/19	37
USD	14,919	AUD	21,000	Deutsche Bank AG	04/15/19	4
USD	39,688	AUD	55,000	JPMorgan Chase Bank N.A.	04/15/19	625
USD	1,507	CAD	2,000	BNP Paribas S.A.	04/15/19	10
USD	61,437	CAD	82,000	Royal Bank of Canada	04/15/19	54
USD	755	CAD	1,000	State Street Bank and Trust Co.	04/15/19	6
USD	6,042	CAD	8,000	State Street Bank and Trust Co.	04/15/19	53
USD	13,083	CHF	13,000	State Street Bank and Trust Co.	04/15/19	11
USD	18,158	EUR	16,000	BNP Paribas S.A.	04/15/19	190
USD	10,345	EUR	9,000	Goldman Sachs International	04/15/19	238
USD	15,964	EUR	14,000	Goldman Sachs International	04/15/19	242
USD	28,668	EUR	25,000	Goldman Sachs International	04/15/19	594
USD	2,313	EUR	2,000	JPMorgan Chase Bank N.A.	04/15/19	68
USD	229,460	EUR	204,000	Royal Bank of Canada	04/15/19	371
USD	11,419	EUR	10,000	State Street Bank and Trust Co.	04/15/19	189
USD	107,220	EUR	93,000	State Street Bank and Trust Co.	04/15/19	2,782
USD	6,606	GBP	5,000	BNP Paribas S.A.	04/15/19	89
USD	36,788	GBP	28,000	Nomura International PLC	04/15/19	295
USD	94,115	GBP	72,000	Nomura International PLC	04/15/19	277
USD	2,620	GBP	2,000	Standard Chartered Bank	04/15/19	13
USD	2,639	GBP	2,000	State Street Bank and Trust Co.	04/15/19	32
USD	7,413	HKD	58,000	Barclays Bank PLC	04/15/19	21
USD	58,687	HKD	459,000	Barclays Bank PLC	04/15/19	192
USD	181,609	HKD	1,425,000	Citibank N.A.	04/15/19	6

4

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,051	HKD	243,000	Deutsche Bank AG	04/15/19	$82
USD	7,272	HKD	57,000	State Street Bank and Trust Co.	04/15/19	7
USD	102,705	IDR	1,463,553,000	State Street Bank and Trust Co.	04/15/19	235
USD	15,279	JPY	1,685,000	Bank of America N.A.	04/15/19	59
USD	4,518	JPY	489,000	Nomura International PLC	04/15/19	101
USD	243,932	JPY	27,002,000	Nomura International PLC	04/15/19	28
USD	14,216	JPY	1,570,000	State Street Bank and Trust Co.	04/15/19	34
USD	16,974	NOK	146,000	Nomura International PLC	04/15/19	37
USD	131,931	NOK	1,121,000	State Street Bank and Trust Co.	04/15/19	1,891
USD	13,301	SEK	123,000	State Street Bank and Trust Co.	04/15/19	59
USD	28,326	SEK	262,000	State Street Bank and Trust Co.	04/15/19	118
USD	19,938	SGD	27,000	Citibank N.A.	04/15/19	10
USD	36,926	SGD	50,000	State Street Bank and Trust Co.	04/15/19	23
AUD	6,091,634	USD	4,286,518	Deutsche Bank AG	06/19/19	45,111
CAD	2,740,763	USD	2,041,654	Morgan Stanley & Co. International PLC	06/19/19	13,255
JPY	78,745,708	USD	713,818	Bank of America N.A.	06/19/19	1,010
USD	1,550,652	EUR	1,370,937	Bank of America N.A.	06/19/19	2,667

						71,881

AUD	14,000	USD	10,071	Barclays Bank PLC	04/15/19	(128)
AUD	172,000	USD	123,954	Goldman Sachs International	04/15/19	(1,792)
AUD	35,000	USD	24,911	State Street Bank and Trust Co.	04/15/19	(52)
CAD	8,000	USD	5,991	Bank of America N.A.	04/15/19	(2)
CAD	15,000	USD	11,349	Goldman Sachs International	04/15/19	(120)
CHF	9,000	USD	9,172	Barclays Bank PLC	04/15/19	(123)
CHF	128,000	USD	131,597	Deutsche Bank AG	04/15/19	(2,892)
EUR	15,000	USD	17,061	Nomura International PLC	04/15/19	(216)
GBP	1,000	USD	1,325	BNP Paribas S.A.	04/15/19	(21)
GBP	93,000	USD	123,574	JPMorgan Chase Bank N.A.	04/15/19	(2,366)
HKD	309,000	USD	39,487	Barclays Bank PLC	04/15/19	(107)
HKD	77,000	USD	9,842	Citibank N.A.	04/15/19	(29)
HKD	78,000	USD	9,971	Deutsche Bank AG	04/15/19	(31)
HKD	483,000	USD	61,672	Standard Chartered Bank	04/15/19	(118)
HKD	58,000	USD	7,396	State Street Bank and Trust Co.	04/15/19	(4)
JPY	2,371,000	USD	21,434	Citibank N.A.	04/15/19	(17)
JPY	1,706,000	USD	15,791	Goldman Sachs International	04/15/19	(381)
JPY	443,000	USD	4,002	JPMorgan Chase Bank N.A.	04/15/19	(1)
JPY	1,437,000	USD	13,068	Nomura International PLC	04/15/19	(88)
JPY	2,441,000	USD	22,125	Nomura International PLC	04/15/19	(76)
JPY	8,542,000	USD	79,465	State Street Bank and Trust Co.	04/15/19	(2,306)
NOK	301,000	USD	35,213	Bank of America N.A.	04/15/19	(296)
NZD	21,000	USD	14,356	State Street Bank and Trust Co.	04/15/19	(51)
SEK	194,000	USD	21,639	JPMorgan Chase Bank N.A.	04/15/19	(753)
SEK	215,000	USD	23,893	Standard Chartered Bank	04/15/19	(746)
SEK	340,000	USD	38,292	Standard Chartered Bank	04/15/19	(1,686)
SEK	93,000	USD	10,102	State Street Bank and Trust Co.	04/15/19	(90)
SGD	72,000	USD	53,314	Barclays Bank PLC	04/15/19	(174)
SGD	14,000	USD	10,360	State Street Bank and Trust Co.	04/15/19	(28)
SGD	49,000	USD	36,189	State Street Bank and Trust Co.	04/15/19	(25)
USD	84,455	AUD	119,000	Citibank N.A.	04/15/19	(64)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2050 Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	47,890	GBP	37,000	State Street Bank and Trust Co.	04/15/19	$(333)
USD	58,137	GBP	45,000	State Street Bank and Trust Co.	04/15/19	(512)
USD	9,559	JPY	1,061,000	Bank of America N.A.	04/15/19	(25)
USD	4,220	JPY	471,000	Goldman Sachs International	04/15/19	(34)
USD	206,825	JPY	23,057,000	Goldman Sachs International	04/15/19	(1,445)
USD	45,517	JPY	5,075,000	Nomura International PLC	04/15/19	(325)
USD	23,299	JPY	2,586,000	State Street Bank and Trust Co.	04/15/19	(60)
USD	24,594	JPY	2,739,000	State Street Bank and Trust Co.	04/15/19	(146)
EUR	4,013,969	USD	4,540,192	Bank of America N.A.	06/19/19	(7,846)
USD	1,673,039	AUD	2,377,739	Nomura International PLC	06/19/19	(17,720)
USD	1,042,882	CAD	1,400,000	Nomura International PLC	06/19/19	(6,779)
USD	1,383,968	JPY	152,674,916	Bank of America N.A.	06/19/19	(1,965)

						(51,973)

						$19,908

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that LifePath Dynamic Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Dynamic Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the LifePath Dynamic Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the LifePath Dynamic Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the LifePath Dynamic Master Portfolio’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	LifePath Dynamic 2050 Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the LifePath Dynamic Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds	$19,290,805	$—	$—	$19,290,805
Fixed Income Fund	60,266	—	—	60,266
Short-Term Securities	6,481,542	—	—	6,481,542
Common Stocks:
Capital Markets	26,033	—	—	26,033
Equity Real Estate Investment Trusts (REITs)	7,372,027	2,135,951	—	9,507,978
Hotels, Restaurants & Leisure	123,546	—	—	123,546
Household Durables	59,926	—	—	59,926
Interactive Media & Services	—	95,285	—	95,285
IT Services	102,966	—	—	102,966
Real Estate Management & Development	149,056	2,639,659	—	2,788,715
Road & Rail	—	68,155	—	68,155

Subtotal	$33,666,167	$4,939,050	$—	$38,605,217

Investments Valued at Net Asset Value (“NAV”) (a)				64,965,053

Total Investments				$103,570,270

Derivative Financial Instruments (b)
Assets:
Equity contracts	$28,084	$—	$—	$28,084
Forward foreign currency contracts	—	71,881	—	71,881
Liabilities:
Equity contracts	(12,869)	—	—	(12,869)
Forward foreign currency contracts	—	(51,973)	—	(51,973)

	$15,215	$19,908	$—	$35,123

(a)

As of March 31, 2019, certain investments of the LifePath Dynamic Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between levels.

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